Benefit Plans - Benefit Plan, Future Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Defined Benefit Pension Plans | U.S.
Defined Benefit Plan, Expected Future Benefit Payment
2021	$ 5,440
2022	4,437
2023	4,374
2024	4,293
2025	4,197
Years 2026-2030	22,407
Expected future payments	0
Defined Benefit Pension Plans | Foreign
Defined Benefit Plan, Expected Future Benefit Payment
2021	272
2022	287
2023	322
2024	351
2025	393
Years 2026-2030	2,369
Expected future payments	0
Other Postretirement Benefits Plans
Defined Benefit Plan, Expected Future Benefit Payment
2021	16
2022	17
2023	18
2024	19
2025	20
Years 2026-2030	122
Expected future payments	$ 16